SCHEDULES OF CONCENTRATION OF RISK (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Concentration Risk [Line Items]
Accounts receivable	$ 611,748		$ 519,367
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 674,204
Concentration risk percentage	32.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 441,274	$ 24,832
Concentration risk percentage	21.50%	1.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 177,671
Concentration risk percentage	8.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues	$ 138,797	$ 137,400
Concentration risk percentage	6.80%	10.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 127,923
Concentration risk percentage	6.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenues		$ 457,632
Concentration risk percentage		34.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Revenues		$ 152,033
Concentration risk percentage		11.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Revenues		$ 88,686
Concentration risk percentage		6.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Revenues	$ 10,234	$ 78,297
Concentration risk percentage	0.50%	5.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.30%
Accounts receivable	$ 35,242
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	52.50%		37.50%
Accounts receivable	$ 351,180		$ 213,193
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%		11.40%
Accounts receivable	$ 68,363		$ 64,757
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage			6.50%
Accounts receivable			$ 36,906
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.50%		22.40%
Accounts receivable	$ 76,668		$ 127,701
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.70%
Accounts receivable	$ 71,302
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.40%		13.50%
Accounts receivable	$ 2,556		$ 76,867
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier M [Member]
Concentration Risk [Line Items]
Concentration risk percentage	44.30%
Purchase amount	$ 332,600
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier N [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.90%
Purchase amount	$ 239,626
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier O [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.70%
Purchase amount	$ 94,998
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier P [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.70%
Purchase amount	$ 35,428
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier Q [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.80%
Purchase amount	$ 13,816
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier R [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.30%
Purchase amount		$ 91,853
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier S [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.00%
Purchase amount		$ 74,749
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier T [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.30%
Purchase amount		$ 36,819
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier U [Member]
Concentration Risk [Line Items]
Concentration risk percentage		7.20%
Purchase amount		$ 23,438
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier V [Member]
Concentration Risk [Line Items]
Concentration risk percentage		4.70%
Purchase amount		$ 15,203